January 20, 2006

VIA EDGAR AND OVERNIGHT DELIVERY

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C.  20549-7010

Attention:  Edward M. Kelly, Pamela A. Long, Jenn Do and Jeanne K. Baker

RE:	H&E Equipment Services, Inc.
Amendment No. 5 to Registration Statement on Form S-1
File No. 333-128996

Ladies and Gentlemen:

H&E Equipment Services, Inc. (the “Company”) has today filed with the Securities and Exchange Commission (the “Commission”) Amendment No. 5 (“Amendment No. 5”) to its Registration Statement on Form S-1 (Registration No. 333-128996).  As indicated in an explanatory note thereto, Amendment No. 5 is being filed solely for the purpose of filing the remaining exhibits to the Registration Statement.

We currently anticipate that we will submit a request for acceleration of the effectiveness of the Registration Statement for effectiveness on Monday, January 30, 2006.

If you have any questions, please feel free to contact Bonnie A. Barsamian by telephone at 212.698.3520 (or by facsimile at 212.698.3599), or the undersigned by telephone at 215.994.2737.  Thank you for your cooperation and attention to this matter.

Sincerely,

/s/ Brian D. Short

Brian D. Short

cc:	John M. Engquist
Leslie S. Magee
Bonnie A. Barsamian, Esq.
Kirk A. Davenport II, Esq.
Dennis Lamont, Esq.